POST-EMPLOYMENT BENEFITS - Summary of Accrued Benefit Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	$ 93
Contributions by employees	25	$ 25
Accrued benefit obligations, end of year	93	93
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	(175)
Current service cost	74	86
Past service cost	13	0
Pension expense, recognized in employee salaries and benefits expense	(80)	(81)
Net interest cost, recognized in finance costs	(10)	(8)
Remeasurements, recognized in other comprehensive income and equity	(112)	(176)
Accrued benefit obligations, end of year	(212)	(175)
Domestic defined benefit plans | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	2,197	2,260
Current service cost	74	86
Past service cost	13	0
Net interest cost, recognized in finance costs	107	102
Benefits paid	(41)	(51)
Impact of annuitization	0	(140)
Contributions by employees	25	25
Remeasurements, recognized in other comprehensive income and equity	(126)	(85)
Accrued benefit obligations, end of year	2,249	2,197
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	93	94
Pension expense, recognized in employee salaries and benefits expense	3	4
Net interest cost, recognized in finance costs	5	3
Benefits paid	(5)	(7)
Remeasurements, recognized in other comprehensive income and equity	(3)	(1)
Accrued benefit obligations, end of year	$ 93	$ 93